INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES, NET
Schedule of classification of inventory

	At lower of cost and net realizable value
	As of December 31,
	2022	2023	2023
		(Restated)	(Restated)
	VND million	VND million	USD
Raw materials	12,096,176	14,557,976	609,988,100
Finished goods, including service parts	3,733,281	9,253,820	387,740,719
Good in transit	2,479,342	1,862,582	78,043,325
Work in progress	2,976,984	3,420,292	143,312,327
Merchandises	124,375	25,343	1,061,887
Tools and spare parts	197,119	222,048	9,303,948
TOTAL	21,607,277	29,342,061	1,229,450,306